Securities sold under repurchase agreements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities sold under repurchase agreements
Financing transactions under repurchase agreements	$ 10,663	$ 40,530
Interest expense related to financing transactions	$ 432	$ 1,100	$ 635